Stockholders' Equity (Deficiency) (Details 5) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 140,870	$ 77,706
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 355,055	$ 47,041